UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                               Washington DC 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-2815

                                COPLEY FUND, INC.
                                -----------------
               (Exact name of registrant as specified in charter)

                           5348 Vegas Drive, Suite 391
                             Las Vegas, Nevada 89108
                    (Address of principal offices)(Zip code)

                               East Biz Com, Inc.
                                5348 Vegas Drive
                             Las Vegas, Nevada 89108
                     (Name and address of agent for service)

        Registrant's Telephone Number, including Area Code: 702-871-8678

                      Date of Fiscal Year End: FEBRUARY 28

                   Date of Reporting Period: NOVEMBER 30, 2007

Copley Fund, Inc.
Schedule of Investments (Unaudited)
November 30, 2007
                                                     Shares        Market Value
--------------------------------------------------------------------------------
COMMON STOCKS - 119.84%
Banking - 8.18%
Bank of America Corp.                                  25,000      $  1,153,250
J.P. Morgan Chase & Company                            42,000         1,916,040
KeyCorp.                                               15,000           395,100
PNC Financial Services Group                           35,000         2,562,350
                                                                   ------------
                                                                      6,026,740
                                                                   ------------
Diversified Utility Companies - 15.39%
Alliant Energy Corp.                                   20,000           830,400
Dominion Resources, Inc.                               60,000         2,833,800
FPL Group                                             110,000         7,673,600
                                                                   ------------
                                                                     11,337,800
                                                                   ------------
Drug Companies - 4.02%
Bristol Myers Squibb Co.                              100,000         2,963,000
                                                                   ------------

Electric & Gas - 20.35%
American Electric Power                                35,000         1,668,450
First Energy Corp.                                     40,000         2,742,400
Great Plains Energy, Inc.                              40,000         1,187,200
Integrys Energy Group Inc                              33,000         1,683,330
Progress Energy, Inc.                                  40,000         1,952,800
Public Service Enterprise Group                        15,000         1,436,100
Scana, Corp.                                           50,000         2,130,500
Sempra Energy, Inc.                                    35,000         2,191,700
                                                                   ------------
                                                                     14,992,480
                                                                   ------------
Electric Power Companies - 20.95%
Ameren Corporation                                     30,000         1,615,500
DTE Energy Company                                     55,000         2,697,750
Duke Energy Corp.                                      54,600         1,080,534
Exelon Corporation                                     23,200         1,880,824
Nstar Corp.                                            50,000         1,750,000
PP&L Corp.                                            100,000         5,096,000
Southern Company                                       35,000         1,316,700
                                                                   ------------
                                                                     15,437,308
                                                                   ------------

Gas Utilites & Supplies - 9.05%
Delta Natural Gas Co.                                  20,000           497,000
Energy East Corp.                                      40,000         1,105,600
New Jersey Resources Corp.                             37,500         1,891,875
Northwest Natural Gas Co.                              40,000         1,918,800
WGL Holdings, Inc.                                     38,000         1,255,520
                                                                   ------------
                                                                      6,668,795
                                                                   ------------

Copley Fund, Inc.
Schedule of Investments (Unaudited) (Continued)
November 30, 2007
                                                     Shares        Market Value
--------------------------------------------------------------------------------
Health Care Products - 0.48%
Zimmer Holdings, Inc.*                                  5,500      $    356,015
                                                                   ------------

Insurance - 2.86%
Arthur J. Gallagher & Company                          80,000         2,102,400
                                                                   ------------

Oils - 25.41%
BP Amoco PLC - ADR                                     25,500         1,854,870
Chevron Texaco Corp.                                   46,200         4,054,974
Exxon-Mobil Corp.                                     106,086         9,458,628
Sunoco, Inc.                                           50,000         3,355,000
                                                                   ------------
                                                                     18,723,472
                                                                   ------------
Pipelines - 0.91%
Spectra Energy Corp.                                   27,300           672,672
                                                                   ------------

Publishing - 0.12%
Idearc, Inc.                                            4,711            89,132
                                                                   ------------

Retail - 1.30%
Wal-Mart Stores, Inc.                                  20,000           958,000
                                                                   ------------

Telephone - 10.82%
AT&T, Inc.                                             93,555         3,574,736
Citizens Communications Company                        25,000           324,500
Verizon Communications, Inc.                           94,232         4,071,765
                                                                   ------------
                                                                      7,971,001
                                                                   ------------

TOTAL COMMON STOCKS (Cost $27,909,941)- 119.84                       88,298,815
                                                                   ------------
Cash and other assets less liabilities- (19.84%)                    (14,618,301)
                                                                   ------------
NET ASSETS- 100.00%                                                $ 73,680,514
                                                                   ------------

---------------------------------------------------
* Non-Income producing security.
ADR-American Depository Receipt.

Federal Tax Information:  At November 30, 2007,
 the net unrealized appreciation based on cost
 for Federal income tax purposes of  $27,909,941
 was as follows:

Aggregate gross unrealized appreciation for all
 investments for which there was an excess of value
 over cost                                                         $ 60,427,524
Aggregate gross unrealized depreciation for all
 investments for which there was an excess of cost
 over value                                                             (38,650)
                                                                   ------------
Net unrealized appreciation                                        $ 60,388,874
                                                                   ============

ITEM 2.  CONTROLS AND PROCEDURES
--------------------------------

         (a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

         (b) With the exception of a review of FASB 109 and FIN 48 which resulted in measures that were implemented to ensure compliance, there were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 3.  EXHIBITS
-----------------

(a) A separate certification for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES
----------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) COPLEY FUND, INC.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date:  January 23, 2008


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)      /s/ Irving Levine


                              ------------------------------------------
                              BY:      Irving Levine
                              ITS:     President
                              (Chief Executive Officer/Chief Financial Officer)
Date:  January 23, 2008